Statement of Shareholders' Equity (USD $) In Thousands, except Share data	Total	IPO [Member]	Series A Convertible Preferred Stock [Member]	Series B Convertible Preferred Stock [Member]	Series C Convertible Preferred Stock [Member]	Series D Convertible Preferred Stock [Member]	Common stock [Member]	Common stock [Member] IPO [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] IPO [Member]	Retained Earnings [Member]
Beginning balance at Dec. 31, 2011			$ 10,556	$ 21,690
Beginning balance at Dec. 31, 2011	(30,891)								198		(31,089)
Beginning balance, shares at Dec. 31, 2011							72,631
Beginning balance, shares at Dec. 31, 2011			339,863	1,708,076
Issuance of common stock upon exercise of stock options	3								3
Issuance of common stock upon exercise of stock options, shares							1,066
Stock-based compensation expense	191								191
Accretion to redemption value of convertible preferred stock	(801)		3	798							(801)
Net loss	(7,569)										(7,569)
Ending balance at Dec. 31, 2012			10,559	22,488
Ending balance at Dec. 31, 2012	(39,067)								392		(39,459)
Ending balance, shares at Dec. 31, 2012							73,697
Ending balance, shares at Dec. 31, 2012	2,047,939		339,863	1,708,076
Issuance of stock, net of issuance costs					61,567
Issuance of stock, shares					7,040,026
Issuance of common stock upon exercise of stock options	5								5
Issuance of common stock upon exercise of stock options, shares	2,000						1,628
Stock-based compensation expense	183								183
Accretion to redemption value of convertible preferred stock	(539)		2	519	18						(539)
Net loss	(19,559)										(19,559)
Ending balance at Dec. 31, 2013			10,561	23,007	61,585
Ending balance at Dec. 31, 2013	(58,977)								580		(59,557)
Ending balance, shares at Dec. 31, 2013							75,325
Ending balance, shares at Dec. 31, 2013	9,087,965		339,863	1,708,076	7,040,026
Issuance of stock, net of issuance costs		104,126				49,239		7		104,119
Issuance of stock, shares						4,126,080		7,187,500
Issuance of common stock upon exercise of stock options	98								98
Issuance of common stock upon exercise of stock options, shares	61,000						60,925
Issuance of common stock upon exercise of warrants	1,201								1,201
Issuance of common stock upon exercise of warrants, shares							228,902
Conversion of convertible preferred stock into common stock	144,427		(10,561)	(23,007)	(61,616)	(49,243)	14		144,413
Conversion of convertible preferred stock into common stock, shares			(339,863)	(1,708,076)	(7,040,026)	(4,126,080)	13,619,569
Reclassification of convertible preferred stock warrant liability to additional paid-in capital (unaudited)	3,946								3,946
Stock-based compensation expense	895								895
Accretion to redemption value of convertible preferred stock	(35)				31	4					(35)
Net loss	(33,083)										(33,083)
Ending balance at Sep. 30, 2014	$ 162,598						$ 21		$ 255,252		$ (92,675)
Ending balance, shares at Sep. 30, 2014							21,172,221